Segment Information	3 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Segment Information
Segment Information and Disaggregation of Revenue
Prior to ARO commencing operations on October 17, 2017 (see Note 3), the Company operated in two segments: Deepwater and Jack-ups. The Company now operates in three principal operating segments: Deepwater, which consists of its drillship operations, Jack-ups, which is composed of the Company's jack-up operations and results associated with the Company's arrangements with ARO primarily under the Transition Services Agreement (direct operating costs only), Rig Management Agreement and Secondment Agreement (see Note 3), and ARO, the Company's 50/50 joint venture with Saudi Aramco. ARO was formed to own, manage and operate offshore drilling units in Saudi Arabia. These segments provide one primary service – contract drilling. The Company evaluates performance primarily based on income from operations.
Depreciation and amortization and Selling, general and administrative expenses related to the Company's corporate function and other administrative offices have not been allocated to its operating segments for purposes of measuring segment operating income and are included in "Unallocated and other." In addition, revenue and general and administrative costs related to providing transition services to ARO are included in "Unallocated and other" (see Note 3). "Other operating items - expense" consists of, to the extent applicable, gains and losses on asset sales. Segment results are presented below (in millions):

	Three months ended March 31,
	Deepwater	Jack-ups	ARO	Unallocated and other	Reportable segments total	Eliminations and adjustments	Consolidated
2018
Revenue	$52.1	$150.1	$58.3	$9.0	$269.5	$(58.3)	$211.2
Operating expenses:
Direct operating costs (excluding items below)	29.0	128.4	33.4	—	190.8	(33.4)	157.4
Depreciation and amortization	26.9	70.3	16.6	0.7	114.5	(16.6)	97.9
Selling, general and administrative	—	—	6.4	25.6	32.0	(6.4)	25.6
Other operating items - expense	—	1.3	0.1	—	1.4	(0.1)	1.3
Equity in losses of unconsolidated subsidiary	—	—	—	—	—	(1.3)	(1.3)
Income (loss) from operations	$(3.8)	$(49.9)	$1.8	$(17.3)	$(69.2)	$(3.1)	$(72.3)

2017	(As adjusted)
Revenue	$160.7	$213.6	$—	$—	$374.3	$—	$374.3
Operating expenses:
Direct operating costs (excluding items below)	44.9	126.4	—	—	171.3	—	171.3
Depreciation and amortization	28.3	70.1	—	0.7	99.1	—	99.1
Selling, general and administrative	—	—	—	24.2	24.2	—	24.2
Other operating items - expense	—	3.4	—	—	3.4	—	3.4
Income (loss) from operations	$87.5	$13.7	$—	$(24.9)	$76.3	$—	$76.3

The classifications of revenue among geographic areas in the tables which follow (in millions) were determined based on segment and physical location of assets. Because the Company evaluates performance primarily based on income from operations and the Company’s offshore drilling rigs are mobile, classifications by area are dependent on the rigs’ location at the time revenue is earned and may vary from one period to the next.

	Three months ended March 31,
	2018	2017
Deepwater Revenue:
United States	$52.1	$160.7
Total	$52.1	$160.7

	Three months ended March 31,
	2018	2017
Jack-ups Revenue:
Saudi Arabia	$87.9	$94.2
Norway	38.8	51.2
Trinidad	11.6	41.4
United Kingdom	10.4	15.5
United States	1.4	10.8
Other	—	0.5
Total	$150.1	$213.6

	Three months ended March 31,
	2018	2017
Unallocated and Other Revenue:
Saudi Arabia	$9.0	$—
Total	$9.0	$—

Revenue from the Unallocated and other segment consists of transition services for ARO. Fees for these related services are recognized as the service is performed and billed on a monthly basis.